RISK MANAGEMENT - Risk exposure by credit rating (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Risk Management [Line Items]
Maximum exposure to credit risk	$ 212,922,513	$ 202,991,372
Other Financial Instrument [Member]
Disclosure Of Risk Management [Line Items]
Unrated credit exposures	939,126	2,006,858
Maximum exposure to credit risk	17,392,393	18,279,480
Other Financial Instrument [Member] | Sovereign Risk [Member]
Disclosure Of Risk Management [Line Items]
Rated credit exposures	5,446,411	6,879,345
Other Financial Instrument [Member] | AAA Credit Rating [Member]
Disclosure Of Risk Management [Line Items]
Rated credit exposures	4,848,694	4,304,104
Other Financial Instrument [Member] | AA Plus Credit Rating [Member]
Disclosure Of Risk Management [Line Items]
Rated credit exposures	452,253	398,479
Other Financial Instrument [Member] | AACredit Rating [Member]
Disclosure Of Risk Management [Line Items]
Rated credit exposures	135,231	22,615
Other Financial Instrument [Member] | AA Minus Credit Rating [Member]
Disclosure Of Risk Management [Line Items]
Rated credit exposures	127,153	180,757
Other Financial Instrument [Member] | A Plus Credit Rating [Member]
Disclosure Of Risk Management [Line Items]
Rated credit exposures	1,019,863	23,800
Other Financial Instrument [Member] | A Credit Rating [Member]
Disclosure Of Risk Management [Line Items]
Rated credit exposures	69,811	328,597
Other Financial Instrument [Member] | A Minus Credit Rating [Member]
Disclosure Of Risk Management [Line Items]
Rated credit exposures	209,383	163,235
Other Financial Instrument [Member] | BBB Plus Credit Rating [Member]
Disclosure Of Risk Management [Line Items]
Rated credit exposures	1,748,221	73,101
Other Financial Instrument [Member] | BBB Credit Rating [Member]
Disclosure Of Risk Management [Line Items]
Rated credit exposures	186,469	1,133,247
Other Financial Instrument [Member] | BBB Minus Credit Rating [Member]
Disclosure Of Risk Management [Line Items]
Rated credit exposures	342,531	704,216
Other Financial Instrument [Member] | Otros Credit Rating [Member]
Disclosure Of Risk Management [Line Items]
Rated credit exposures	$ 1,867,247	$ 2,061,128